Related party transactions	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Related party transactions
22.
Related party transactions

During the years ended March 31, 2021, 2022 and 2023, other than disclosed elsewhere, the Company had the following material related party transactions:

Transactions with Ant Group and its affiliates

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in millions)
Amounts earned by the Company
Cloud services revenue (i)	3,916	5,536	8,409
Administrative and support services (i)	1,208	1,165	565
Annual fee for SME loan business (ii)	954	708	—
Marketplace software technology services fee and other amounts earned (i)	2,427	2,358	2,831
	8,505	9,767	11,805

Amounts incurred by the Company
Payment processing and escrow services fee (iii)	10,598	11,824	12,484
Other amounts incurred (i)	4,509	3,542	2,271
	15,107	15,366	14,755

(i)
The Company has other commercial arrangements and cost sharing arrangements with Ant Group and its affiliates on various sales and marketing, cloud, and other administrative and support services.
(ii)
Pursuant to the SAPA, the Company entered into software system use and service agreements with Ant Group in 2014, under which the Company would receive annual fees for SME loan business for a term of seven years. In calendar years 2018 to 2021, the Company received or will receive annual fees equal to the amount received in calendar year 2017, which was equal to 2.5% of the average daily balance of the SME loans made by Ant Group and its affiliates during that year. The annual fee payment by Ant Group in relation to SME loan business was terminated in December 2021.
(iii)
The Company has a commercial agreement with Alipay whereby the Company receives payment processing and escrow services in exchange for a payment for the services fee, which was recognized in cost of revenue.
22.
Related party transactions (Continued)

Transactions with Ant Group and its affiliates (Continued)

As of March 31, 2022 and 2023, the Company had certain amounts of cash held in accounts managed by Alipay in connection with the provision of online and mobile commerce and related services for a total amount of RMB8,987 million and RMB7,080 million, respectively, which have been classified as cash and cash equivalents on the consolidated balance sheets.

Transactions with other investees

The Company has commercial arrangements with certain investees of the Company related to cloud services. In connection with these services provided by the Company, RMB2,411 million, RMB1,826 million and RMB1,462 million were recorded in revenue in the consolidated income statements for the years ended March 31, 2021, 2022 and 2023, respectively.

The Company has commercial arrangements with certain investees of the Company related to marketing services. In connection with these services provided to the Company, RMB1,394 million, RMB976 million and RMB382 million were recorded in cost of revenue and sales and marketing expenses in the consolidated income statements for the years ended March 31, 2021, 2022 and 2023, respectively.

The Company has commercial arrangements with certain investees of the Company related to logistics services. In connection with these services provided by the Company, RMB1,732 million, RMB1,728 million and RMB1,140 million were recorded in revenue in the consolidated income statements for the years ended March 31, 2021, 2022 and 2023, respectively. Costs and expenses incurred in connection with these services provided to the Company of RMB11,068 million, RMB13,120 million and RMB14,750 million were recorded in the consolidated income statements for the same periods, respectively.

The Company has extended loans to certain investees for working capital and other uses in conjunction with the Company’s investments. As of March 31, 2022 and 2023, the aggregate outstanding balance of these loans was RMB3,000 million and RMB2,345 million, respectively, with remaining terms of up to four years and interest rates of up to 10% per annum as of March 31, 2022, and remaining terms of up to three years and interest rates of up to 10% per annum as of March 31, 2023.

The Company provided a guarantee for a term loan facility of HK$7.7 billion in favor of Hong Kong Cingleot Investment Management Limited (“Cingleot”), a company that is partially owned by the Company, in connection with a logistics center development project at the Hong Kong International Airport. As of March 31, 2022 and 2023, HK$3,413 million and HK$5,233 million was drawn down by Cingleot under this facility, respectively.

The Company’s ecosystem offers different platforms on which different enterprises operate and the Company believes that all transactions on the Company’s platforms are conducted on terms obtained in arm’s length transactions with similar unrelated parties.

Other than the transactions disclosed above or elsewhere in the consolidated financial statements, the Company has commercial arrangements with SoftBank, other investees and other related parties to provide and receive certain marketing, cloud and other services and products. The amounts relating to these services provided and received represent less than 1% of the Company’s revenue and total costs and expenses, respectively, for the years ended March 31, 2021, 2022 and 2023.

In addition, the Company has made certain acquisitions and equity investments together with related parties from time to time during the years ended March 31, 2021, 2022 and 2023. The agreements for acquisitions and equity investments were entered into by the parties involved and conducted on fair value basis. The significant acquisitions and equity investments together with related parties are included in Note 4.